Related party disclosures	3 Months Ended
Mar. 31, 2025
Related party disclosures [Abstract]
Related party disclosures
14.	Related party disclosures

There have been no transactions in the three months ended March 31, 2025 and ended March 31, 2024 with related parties that had a material effect on the financial position or performance of the Group.